Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended
	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Summary of Significant Accounting Policies [Line Items]
Research and Development Expense		$ 3,020,432	$ 3,593,341	$ 5,752,597	$ 1,274,981
Unrecognized Tax Benefits		0		0		$ 0
General and administrative expenses
Summary of Significant Accounting Policies [Line Items]
Depreciation		2,096	3,778	$ 5,013	8,369
Research and development expenses
Summary of Significant Accounting Policies [Line Items]
Effective Income Tax Rate Reconciliation, Tax Credit, Research, Amount	$ 4,872,716
Patents
Summary of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Assets, Remaining Amortization Period				22 years
Amortization of Intangible Assets		$ 946	$ 922	$ 1,908	$ 1,897